FILE NO. 33-47287
						 FILE NO. 811-6637
       U.S. SECURITIES AND EXCHANGE COMMISSION
	       WASHINGTON, D.C. 20549

		     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		 |X|

    Pre-Effective Amendment No.                                	 | |

    Post-Effective Amendment No.    35                           |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	 |X|

    Amendment No.     36                                         |X|

			THE BRINSON FUNDS
			=================
	(Exact name of Registrant as Specified in Charter)

209 South LaSalle Street
Chicago, Illinois				   	  60604-1295
-----------------                                         ----------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code       312-220-7100
                                                         ------------
			 Amy R. Doberman, Esq.
			 Brinson Advisors, Inc.
		      1285 Avenue of the Americas
			  New York, NY  10019
		      ----------------------------
		  (Name and Address of Agent for Service)

COPIES TO:                Bruce G. Leto, Esq.
                  Stradley, Ronon, Stevens & Young, LLP
                       2600 One Commerce Square
                     Philadelphia, PA 19103-7098

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

| |  	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

|X|  	ON OCTOBER 29, 2001, PURSUANT TO PARAGRAPH (b)

| |  	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

| |  	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

| |  	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

| |  	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|X|  	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
     	FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
=====================================================================

The purpose of this post-effective amendment is to designate October 29, 2001 as the new effective date for Post-Effective Amendment No. 34/35, which was filed on July 31, 2001 (Accession Number 0000927016 -01-502080). The Registrant's Prospectuses, Statement of Additional Information and Part C are incorporated by reference into this Post-Effective Amendment No. 35/36 from Post-Effective Amendment
No. 34/35.

=====================================================================



				SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 35/36 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 28th day of September, 2001.

				THE BRINSON FUNDS

				By: Brian M. Storms*
				President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

BRIAN M. STORMS*
Brian M. Storms					September 28, 2001
President and Trustee

WALTER E. AUCH*
Walter E. Auch           			September 28, 2001
Trustee

EDWARD M. ROOB*
Edward M. Roob           			September 28, 2001
Trustee

FRANK K. REILLY*
Frank K. Reilly          			September 28, 2001
Chairman and Trustee

PAUL H. SCHUBERT*
Paul H. Schubert          			September 28, 2001
Treasurer, Principal Accounting Officer


--------------------------
*By:  /s/ Karl Hartmann,
         -----------------------
      as Attorney-in-Fact and Agent pursuant to Power of Attorney